Marketable debt securities - Changes in financial liabilities at fair value (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	$ 1,224,066
Financial liabilities at end of period	1,191,900	$ 1,224,066
Marketable debt securities
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	90,003
Financial liabilities at end of period	96,296	90,003
Marketable debt securities | Financial liabilities designated at fair value through profit or loss
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	12,335	12,623
Issues	2,299	1,924
Redemptions	(4,590)	(2,218)
Changes in fair value recognized in profit or loss	460	6
Financial liabilities at end of period	10,504	12,335
Structured bank bonds
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	12,542
Financial liabilities at end of period	10,748	12,542
Structured bank bonds | Financial liabilities designated at fair value through profit or loss
Changes in financial instruments, Liabilities
Issues	2,299	1,924
Redemptions	(4,590)	(2,218)
Banco Santander Mexico, S.A. | Marketable debt securities | Financial liabilities designated at fair value through profit or loss
Changes in financial instruments, Liabilities
Issues	2,299	1,924
Redemptions	$ (4,590)	$ (2,218)